CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 179	$ (6,340)	$ (5,200)
Other comprehensive income (loss):
Foreign currency translation adjustments	(562)	(2,826)	(3,249)
Available-for-sale securities:
Changes in unrealized losses	(156)	(7)	(122)
Reclassification adjustments for losses included in net income (loss)	20	11	122
Net change	(136)	4
Cash flow hedges:
Unrealized gains (loss), net	66	124	(33)
Reclassification adjustments for gains included in net income (loss)	(38)	(25)	(82)
Net change	28	99	(115)
Other comprehensive loss	(670)	(2,723)	(3,364)
Comprehensive loss	$ (491)	$ (9,063)	$ (8,564)